Shareholder Report, Average Annual Return (Details)	10 Months Ended	12 Months Ended	19 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
Kurv Technology Titans Select ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Kurv Technology Titans Select ETF NAV
Average Annual Return, Percent	6.68%	(0.99%)
Kurv Yield Premium Strategy Amazon (AMZN) ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Kurv Yield Premium Strategy Amazon (AMZN) ETF NAV
Average Annual Return, Percent		13.16%	26.99%
Kurv Yield Premium Strategy Apple (AAPL) ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Kurv Yield Premium Strategy Apple (AAPL) ETF NAV
Average Annual Return, Percent		0.27%		5.63%
Kurv Yield Premium Strategy Google (GOOGL) ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Kurv Yield Premium Strategy Google (GOOGL) ETF NAV
Average Annual Return, Percent		(3.28%)	16.63%
Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Kurv Yield Premium Strategy Microsoft (MSFT) ETF NAV
Average Annual Return, Percent		5.83%	14.92%
Kurv Yield Premium Strategy Netflix (NFLX) ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Kurv Yield Premium Strategy Netflix (NFLX) ETF NAV
Average Annual Return, Percent		60.49%		64.93%
Kurv Yield Premium Strategy Tesla (TSLA) ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Kurv Yield Premium Strategy Tesla (TSLA) ETF NAV
Average Annual Return, Percent		56.53%		25.89%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	7.47%	(1.35%)
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NASDAQ 100 Total Return Index
Average Annual Return, Percent	8.38%	2.35%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		13.52%	26.45%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		13.52%		26.82%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		13.52%	26.45%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		13.52%	26.45%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		13.52%		26.82%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		13.52%		26.82%